                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    11/15/99
  _________________________  ____________________  _______________
    [Signature]                 [City, State]         [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $78,960
                                              [thousands]


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



















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
                                                            FORM 13F
                                                       September 30, 1999
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                 (SHARES)
                                              FAIR                      SHARED       (C)
                      TITLE      CUSIP        MARKET    SHRS OR   (A)   AS DEFINED   SHARED-   MANAGERS      (A)   (B)    (C)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----


Active Software Inc.   Com       00504E100      521,838    21,800          21,800                 1               21,800
CMS Energy Corp        Com Cl G  125896209      164,500     7,000           7,000                 1                7,000
Cilcorp Inc.           Com       171794100    3,642,463    56,200          56,200                 1               56,200
Cogeneration Corp Amer Com       19238M105      495,844    20,500          20,500                 1               20,500
Columbia Energy Group  Com       197648108    4,430,000    80,000          80,000                 1               80,000
Digital Is Inc Del     Com       25385N101       75,000     5,000           5,000                 1                5,000
DPL, Inc.              Com       233293109   12,778,125   725,000         725,000                 1              725,000
Duke Energy Corp.      Com       264399106      826,875    15,000          15,000                 1               15,000
Eastern Utils. Assoc.  Com       277173100      179,250     6,000           6,000                 1                6,000
Edison Intl            Com       281020107   17,040,631   700,900         700,900                 1              700,900
Entergy Corp New       Com       29364G103    2,320,788    80,200          80,200                 1               80,200
Empire Dist. Elec Co.  Com       291641108    1,671,788    65,400          65,400                 1               65,400
Foundary Networks Inc. Com       35063R100       25,200      200              200                 1                  200
Internap Network
 Services              Com       45885A102      178,500     4,000           4,000                 1                4,000
Internet Gold-Golden
 Lines                 Com       M56595107       83,750    10,000          10,000                 1               10,000
Lennox Intl Inc.       Com       526107107      310,000    20,000          20,000                 1               20,000
Keynote Systems Inc.   Com       493308100       72,500     2,900           2,900                 1                2,900
MidAmerican Energy
 Hldgs New             Com       59562V107      590,000    20,000          20,000                 1               20,000
MCN Energy Group Inc.  Com       55267J100      601,563    35,000          35,000                 1               35,000
Northeast Utils        Com       664397106   13,053,600   710,400         710,400                 1              710,400
Priceline. Com Inc.    Com       741503106       96,750     1,500           1,500                 1                1,500
Public Svc Co N.C.
 Inc.                  Com       744516105    6,156,150   200,200         200,200                 1              200,200
RCN Corp               Com       749361101      328,000     8,000           8,000                 1                8,000
Semco Energy Inc.      Com       78412D109      168,644    12,100          12,100                 1               12,100
Simon Ppty Group
 Inc. New              Com       828806109      289,444    12,900          12,900                 1               12,900
South Jersey Inds Inc. Com       838518108      506,400    19,200          19,200                 1               19,200
Unicom Corp.           Com       904911104    4,820,344   130,500         130,500                 1              130,500
Utilicorp UTD Inc.     Com       918005109    2,632,813   125,000         125,000                 1              125,000
Western Res Inc.       Com       959425109    4,899,150   229,200         229,200                 1              229,200


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TOTAL                                        78,959,910



















































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